Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

4	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Tanks	Installations	Other equipment	Right-of-use asset (land)	Capital work in progress	Total
	USD	USD	USD	USD	USD	USD	USD
2020
Cost:
At 1 January 2020	28,037,886	76,100,795	65,878,129	218,827	27,540,969	79,948,312	277,724,918
Additions	-	-	-	30,545	-	36,430,621	36,461,166
At 30 June 2020	28,037,886	76,100,795	65,878,129	249,372	27,540,969	116,378,933	314,186,084
Depreciation:
At 1 January 2020	2,372,081	3,312,144	5,978,336	79,673	2,754,096	-	14,496,330
Charge for the period	560,759	782,707	1,394,779	24,078	229,508	-	2,991,831
At 30 June 2020	2,932,840	4,094,851	7,373,115	103,751	2,983,604	-	17,488,161
Net carrying amount:
At 30 June 2020	25,105,046	72,005,944	58,505,014	145,621	24,557,365	116,378,933	296,697,923

2019
Cost:
At 1 January 2019	28,037,886	76,100,795	65,868,246	213,843	27,540,969	8,344,847	206,106,586
Additions	-	-	9,883	4,984	-	71,603,465	71,618,332
At 31 December 2019	28,037,886	76,100,795	65,878,129	218,827	27,540,969	79,948,312	277,724,918
Depreciation:
At 1 January 2019	1,250,566	1,746,725	3,148,665	36,436	2,295,080	-	8,477,472
Charge for the year	1,121,515	1,565,419	2,829,671	43,237	459,016	-	6,018,858
At 31 December 2019	2,372,081	3,312,144	5,978,336	79,673	2,754,096	-	14,496,330
Net carrying amount:
At 31 December 2019	25,665,805	72,788,651	59,899,793	139,154	24,786,873	79,948,312	263,228,588

Capital work in progress at 30 June 2020 includes total amount capitalized relating to the construction of phase 2 and includes an amount of USD 742,488 (31 December 2019: USD 1,458,069) related to finance charge on lease liability and an amount of USD 116,558 (31 December 2019: USD 233,113) related to depreciation charge on right-of-use asset capitalised.

The capitalized borrowing costs have been included under "additions" in the table above. The capitalisation rate used to determine these finance costs was 5.58%. (December 2019: 6.1%) per annum.

Tanks and related assets with a carrying value of USD 155,761,625 (31 December 2019: USD 158,493,403) are mortgaged as security against loans obtained in 2014 and 2017 (note 9). Further, as security against the term loan (2), a step-in right to use the leased land, has been provided to the commercial bank.

The depreciation charge for the year is allocated to the interim condensed consolidated statement of comprehensive income (within profit and loss) and capitalized as part of capital work in progress as follows:

	Six-month period ended	Six-month period ended
	30 June	30 June
	2020	2019
	USD	USD
Direct costs	2,875,273	2,899,881
Property, plant and equipment	116,558	109,256

	2,991,831	3,009,137

8	PROPERTY, PLANT AND EQUIPMENT

						Capital
				Other	Right-of-use	work in
	Buildings	Tanks	Installations	equipment	asset (land)	progress	Total
	USD	USD	USD	USD	USD	USD	USD
2019
Cost:
At 1 January 2019	28,037,886	76,100,795	65,868,246	213,843	27,540,969	8,344,847	206,106,586
Additions	-	-	9,883	4,984	-	71,603,465	71,618,332

At 31 December 2019	28,037,886	76,100,795	65,878,129	218,827	27,540,969	79,948,312	277,724,918

Depreciation:
At 1 January 2019	1,250,566	1,746,725	3,148,665	36,436	2,295,080	-	8,477,472
Charge for the year	1,121,515	1,565,419	2,829,671	43,237	459,016	-	6,018,858

At 31 December 2019	2,372,081	3,312,144	5,978,336	79,673	2,754,096	-	14,496,330

Net carrying amount:
At 31 December 2019	25,665,805	72,788,651	59,899,793	139,154	24,786,873	79,948,312	263,228,588

2018
Cost:
At 1 January 2018	28,037,886	76,100,795	65,860,351	79,645	27,540,969	294,403	197,914,049
Additions	-	-	7,895	134,198	-	8,050,444	8,192,537

At 31 December 2018	28,037,886	76,100,795	65,868,246	213,843	27,540,969	8,344,847	206,106,586

Depreciation:
At 1 January 2018	129,051	181,306	325,525	3,232	1,836,064	-	2,475,178
Charge for the year	1,121,515	1,565,419	2,823,140	33,204	459,016	-	6,002,294

At 31 December 2018	1,250,566	1,746,725	3,148,665	36,436	2,295,080	-	8,477,472

Net carrying amount:
At 31 December 2018	26,787,320	74,354,070	62,719,581	177,407	25,245,889	8,344,847	197,629,114

Capital work in progress at 31 December 2019 includes total amount capitalised relating to the construction of phase 2 and includes an amount of USD 1,458,069 related to finance charge on lease liability and an amount of USD 233,113 related to depreciation charge on right-of-use asset capitalised.

The capitalized borrowing costs have been included under "additions" in the table above. The capitalisation rate used to determine these finance costs was 6.1%. (2018: Nil).

Tanks and related assets with a carrying value of USD 158,493,403 (2018: USD 164,038,378) are mortgaged as security against loans obtained in 2014 and 2017 (note 15). Further, as security against the term loan (2), a step-in right to use the leased land, has been provided to the commercial bank.

The depreciation charge for the year is allocated to the consolidated statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2019	2018
	USD	USD
Direct costs (note 4)	5,785,745	5,716,063
Property, plant and equipment	233,113	286,231

	6,018,858	6,002,294